Accounts Payable And Accrued Liabilities	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Accounts Payable and Accrued Liabilities
12.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	Note	December 31, 2019	December 31, 2018
Trade payables		45,057	21,227
Capital related		18,833	18,153
Working capital adjustment payable	5(b)	-	12,451
Accrued interest		1,553	1,480
Income taxes payable		1,761	1,754

		67,204	55,065